Leases - Summary of detailed information about undiscounted lease payments to be received after the reporting date (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	£ 101
Finance leases	112
Undiscounted lease payments receivable	213	£ 181	£ 141
Unearned finance income	(12)
Net investment in finance lease receivable	100
Less than one year [Member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	10
Finance leases	21
Undiscounted lease payments receivable	31	24	21
One to two years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	10
Finance leases	23
Undiscounted lease payments receivable	33	28	18
Two to three years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	11
Finance leases	23
Undiscounted lease payments receivable	34	28	20
Three to four years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	11
Finance leases	23
Undiscounted lease payments receivable	34	28	21
Four to five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	11
Finance leases	16
Undiscounted lease payments receivable	27	29	20
More than five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	48
Finance leases	6
Undiscounted lease payments receivable	£ 54	£ 44	£ 41